FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL RISK MANAGEMENT
Schedule of impact on pre-tax loss of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD

The following table shows the impact on pre-tax loss of a 10% change in the USD:CAD exchange rate on financial assets and liabilities denominated in CAD, as of December 31, 2025, with all other variables held constant:

	Impact of currency rate change on pre-tax loss
	10% increase	10% decrease
Cash and cash equivalents	$5,208	$(5,208)
Receivables and other	1,380	(1,380)
Marketable securities	2,214	(2,214)
Accounts payable and accrued liabilities	(9,605)	9,605

Schedule of carrying amount of financial assets represents the maximum credit exposure

	December 31,	December 31,
	2025	2024
Cash and cash equivalents	$573,159	$381,899
Short-term investments	2,571,468	4,914,382
	$3,144,627	$5,296,281

Schedule of contractual undiscounted cash flow requirements for contractual obligations

Contractual undiscounted cash flow requirements for contractual obligations as at December 31, 2025 are as follows:

	Carrying	Contractual	Due within	Due within	Due within
	amount	cash flows	1 year	2 years	3 years
Accounts payable and accrued liabilities	$128,924	$128,924	$128,924	$—	$—
	$128,924	$128,924	$128,924	$—	$—

Schedule of financial assets and liabilities by level within the fair value hierarchy

As at December 31, 2025		Fair value
	Carrying
	value	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$22,138	$22,138	$—	$—
	$22,138	$22,138	$—	$—

As at December 31, 2024		Fair value
	Carrying
	value	Level 1	Level 2	Level 3
Financial assets
Marketable securities	$12,404	$12,404	$—	$—
	$12,404	$12,404	$—	$—